As filed with the Securities and Exchange Commission on March 6, 2006
                                     Investment Company Act file number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2005

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
CALIFORNIA                                  600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.
===============================================================================



Dear Shareholder:


We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. ("the Fund") for the year ended December 31, 2005.

The Fund had net assets of $241,139,767 and 362 active shareholders as of December 31, 2005.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

/s/Steven W. Duff






Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value      Expenses Paid During the
           Class A Shares                     7/01/05                12/31/05                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,008.60                    $4.46
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.77                    $4.48
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
           Class B Shares                     7/1/05                 12/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,009.60                    $3.60
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,021.63                    $3.62
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
          Advantage Shares                    7/1/05                 12/31/05
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,008.10                    $5.06
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.16                    $5.09
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.88%, 0.71% and 1.00% for the Class A, Class B and Advantage shares, respectively, multiplied by the average account value over the period (July 1, 2005 through December 31, 2005), multiplied by 184/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Put Bonds (c) (0.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Plaquemines, LA Port, Harbor and Terminal District Port Facilities RB
              (International Marine Terminal Project) - Series 1984
              LOC KBC Bank, N.V.                                                03/15/06     2.60%   $ 1,500,000     P-1       A1
-----------                                                                                          -----------
  1,500,000   Total Put Bonds                                                                          1,500,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (3.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Port of Oakland, CA - Series E
              LOC BNP Paribas/Lloyds TSB Bank PLC                               02/02/06     3.07%   $ 3,000,000     P1        A1+
  3,000,000   Regents of the University of California                           02/02/06     3.08      3,000,000     P1        A1+
  2,000,000   Regents of the University of California                           02/02/06     3.07      2,000,000     P1        A1+
-----------                                                                                          -----------
  8,000,000   Total Tax Exempt Commercial Paper                                                        8,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (19.67%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,830,000   Alabama Public Housing Authority BAN - Series B
              Insured by FSA                                                    01/01/06     2.00%   $ 2,830,000     Aaa       AAA
  5,000,000   Board of Regents, TX (Texas A&M University)                       02/15/06     2.90      4,998,582    VMIG-1
  2,000,000   Board of Regents, TX (Texas A&M University)                       02/15/06     3.27      1,998,554    VMIG-1
  2,000,000   California Grant Joint Union High School District TRAN            12/06/06     3.25      2,022,476              SP1+
  2,000,000   Gulf Coast Waste Disposal Authority RB, TX - Series 1992          10/01/06     2.00      1,974,386     P-1      A-1+
  1,000,000   Los Angeles, CA Unified School District - Series E (d)            07/01/06     2.74      1,006,126
  3,850,000   Milpitas, CA Unified School District TRAN - Series 2005           07/06/06     2.58      3,877,149              SP1+
  2,300,000   Mountain View, Los Altos, CA
              Unified High School District TRAN - Series 2005                   07/06/06     2.65      2,315,408              SP1+
  5,000,000   Plaquemines LA, Port, Harbor & Terminal District Port Facility RB
              (Chevron Pipeline Company Poject) - Series 1984
              Guaranteed by Chevron Corp.                                       09/01/06     3.00      5,000,000     P-1      A-1+
  4,000,000   Rhode Island Housing & Mortgage Finance Corp. Homeownership
              Opportunity Notes - Series 42-B                                   03/31/06     1.95      3,988,980    MIG-1
  3,500,000   Richardson Independent School District, Dallas County, TX - Series 2000
              Guaranteed by Texas PSF                                           04/01/06     2.75      3,500,000   VMIG-1     A1+
  3,000,000   San Diego County, CA & School District TRAN - Series 2005A        07/14/06     2.58      3,022,048    MIG-1     SP1+
  3,000,000   San Diego, CA Unified School District TRAN - Series A             07/24/06     2.65      3,022,193    MIG-1     SP1+
  2,600,000   State of California GO Bonds - Series 2005-B7
              LOC Landesbank Hessen Thurigen Girozentrale                       01/05/06     3.15      2,600,000   VMIG-1     A-1+
  2,000,000   State of California RAN                                           06/30/06     2.99      2,014,509    MIG-1     SP1+
    750,000   State of Texas Public Finance Authority - Series 2003 (d)         10/01/06     2.50        745,590
  1,000,000   State of Texas TRAN - Series 2005                                 08/31/06     3.00      1,009,653    MIG-1     SP-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   State of Texas TRAN - Series 2005                                 08/31/06     3.12%   $ 1,513,322    MIG-1     SP1+
-----------                                                                                          -----------
 47,330,000   Total Tax Exempt General Obligation Notes & Bonds                                       47,438,976
-----------                                                                                          -----------

Variable Rate Demand Instruments (e) (74.63%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 6,520,000   Anaheim Public Finance Authority RB, CA  (Putters Series 1080)
              Insured by AMBAC Assurance Corp.                                  10/01/13     3.54%   $ 6,520,000     P-1       A1+
  3,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2004-26
              Insured by MBIA Insurance Corp.                                   08/01/12     3.53      3,000,000    VMIG-1
  5,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2003-2
              Insured by MBIA Insurance Corp.                                   01/01/10     3.53      5,000,000    VMIG-1
  5,300,000   California Association for Bay Area Government Nonprofit Corp.
              (Valley Christian Schools)
              LOC Bank of America, N.A.                                         11/01/32     3.55      5,300,000    VMIG-1
  3,000,000   California GO Bonds - Series 1996
              (Societe Generale Municipal Security Trust Receipts) - Series SGB 7
              Insured by FGIC                                                   09/01/21     3.55      3,000,000               A1+
  1,210,000   California HFFA RB (Adventist Hospital) - Series A
              LOC U.S. Bank, N.A.                                               08/01/21     3.53      1,210,000    VMIG-1     A1+
  3,540,000   California Infrastructure & EDRB
              (San Francisco Ballet Association Project) - Series 2002
              LOC Allied Irish Bank                                             07/01/32     3.55      3,540,000    VMIG-1
  4,200,000   California State Department of Water Resources
              Power Supply RB - Series 2002 C5                                  05/01/22     3.53      4,200,000    VMIG-1     A-1+
  2,000,000   California State Department of Water Resources
              Power Supply RB - Series 2002 B-6
              LOC State Street Bank & Trust Company                             05/01/22     3.62      2,000,000    VMIG-1     A-1+
  6,900,000   California State Department of Water Resources
              Power Supply RB - Series 2002 C-15
              LOC Bank of Nova Scotia                                           05/01/22     3.40      6,900,000    VMIG-1     A1+
 11,500,000   California State Department of Water Resources RB
              Power Supply RB - Series 2002 C-4
              LOC JP Morgan Chase Bank, N.A./ California State Teachers
              Retirement  System                                                05/01/22     3.53     11,500,000    VMIG-1     A1+
  3,000,000   California State Department of Water Resources RB - Floater
              Trust Receipts Series 2003L-11
              Insured by MBIA Insurance Corp.                                   05/01/12     3.53      3,000,000    VMIG-1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   California State GO Bonds - Series 2003 B-3
              LOC BNP Paribas/ Bank of New York/California State Teachers
              Retirement System                                                 05/01/33     3.52%   $ 5,000,000    VMIG-1     A1+
  3,380,000   California State GO Refunding Bonds - Putters - Series 1131
              Insured by AMBAC Assurance Corp.                                  03/01/13     3.54      3,380,000               A-1
  4,585,000   California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series 2000A
              LOC Allied Irish Bank                                             08/01/30     3.50      4,585,000               A1
  1,220,000   Carlsbad, CA MHRB
              (Santa Fe Ranch Apartments Project) - Series 1993 A
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/16     3.49      1,220,000    VMIG-1
 10,000,000   Corona- Norco, CA Unified School District COPs
              (2005 School Facility Bridge Funding Program)
              Insured by FSA                                                    11/01/30     3.34     10,000,000    VMIG-1
  1,800,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Program) - Series 2004
              LOC Amsouth Bank, N.A.                                            01/01/24     3.63      1,800,000    VMIG-1
  3,000,000   Clipper Tax-Exempt COPs, CA - Series 2004 -7
              Insured by MBIA Insurance Corp.                                   05/01/11     3.55      3,000,000    VMIG-1
  1,120,000   Colton, CA Redevelopment Agency 1985 Issue - Series A
              LOC  Federal Home Loan Bank                                       05/01/10     3.45      1,120,000               A1+
  1,100,000   Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
              LOC KBC Bank, N.V.                                                06/01/28     3.51      1,100,000    VMIG-1
  3,000,000   Golden State Tobacco Securitization Corporation RB
              TOCs Trust - Series 2004-B
              Insured by AMBAC Assurance Corp.                                  06/01/28     3.54      3,000,000               A1
  2,001,000   Irvine, CA Improvement Bond Act-1915
              Assessment District # 03-19 - Series A
              LOC Bank of New York/California State Teachers Retirement System  09/02/29     3.62      2,001,000    VMIG-1
  5,600,000   Irvine, CA Improvement Bond Act-1915
              Assessment District # 97-17
              LOC State Street Bank & Trust Company                             09/02/23     3.62      5,600,000    VMIG-1     A1+
  3,200,000   Irvine, CA Improvement Bond Act-1915
              Assessment District # 04-20 - Series A
              LOC KBC Bank, N.V.                                                09/02/30     3.62      3,200,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,660,000   Irvine, CA Improvement Bond Act-1915 Assessment District # 89-10
              LOC Bayerische Hypo - und Vereinsbank, A.G.                       09/02/15     3.67%   $ 3,660,000    VMIG-1     A1
  1,000,000   Irvine Ranch, CA Water District #182 - Series A
              LOC Landesbank Hessen Thurigen Girozentrale                       11/15/13     3.72      1,000,000               A1+
    900,000   Irvine Ranch, CA Water District # 284
              (Sewer Improvement Bond) - Series 1988A
              LOC Landesbank Hessen Thurigen Girozentrale                       11/15/13     3.72        900,000               A1+
  1,000,000   Los Angeles, CA
              (Department of Water and Power System) - Series 2001-B-3          07/01/34     3.73      1,000,000    VMIG-1     A1+
  4,000,000   Los Angeles, CA
              (Department of Water and Power System) - Series 2001 B-5          07/01/34     3.55      4,000,000    VMIG-1     A1+
  5,000,000   Los Angeles, CA
              (Department of Water and Power System) - Series 2002 A-6          07/01/35     3.34      5,000,000    VMIG-1     A1+
  3,300,000   Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association           04/15/28     3.49      3,300,000               A1+
  3,800,000   Metropolitan Water District of Southern California
              Waterworks RB - Series 2001C-1                                    07/01/36     3.75      3,800,000    VMIG-1     A1+
  2,000,000   North Carolina Medical Care Commission Hospital, NC
              (Duke University Project) RB - Series-1985B                       06/01/15     3.50      2,000,000    VMIG-1     A1+
  1,200,000   Orange County, CA Apartments Development RB
              (Niguel Summit 1) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/09     3.45      1,200,000    VMIG-1
    880,000   Pooled Puttable Floating Options Tax Exempt Receipts - Series PPT-33
              LOC Merrill Lynch Capital Services, Inc.                          01/01/32     3.51        880,000    VMIG-1     A1
  4,870,000   Puerto Rico Commonwealth Infrastructure Financing Authority
              Special Obligation Bonds - Series 2000A, TOCs Trust -
              Series 2000-1                                                     04/01/27     3.53      4,870,000               A1+
  2,000,000   Puerto Rico Commonwealth ROC II - Series 185
              Insured by FGIC                                                   07/01/16     3.54      2,000,000    VMIG-1
  3,000,000   Rancho, CA Water District Finance Authority - Series 2001B
              Insured by FGIC                                                   08/01/31     3.31      3,000,000    VMIG-1
  4,000,000   Regents of the University of California Limited Project RB - Series 2005B
              (The Eagle Tax-Exempt Trust, J Series 720050084)
              Insured by FSA                                                    05/15/38     3.55      4,000,000               A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 8,000,000   Riverside County, CA Public Facility COPs - Series B
              LOC State Street Bank & Trust Company                             12/01/15     3.40%   $ 8,000,000   VMIG-1     A1+
  3,495,000   Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
              Guaranteed by Federal National Mortgage Association               04/15/10     3.34      3,495,000              A1+
  2,700,000   San Bernadino County, CA COPs
              (County Center Refinancing Project) - Series 1996
              LOC BNP Paribas                                                   07/01/15     3.45      2,700,000   VMIG-1     A1+
  2,900,000   San Diego, CA COPs (San Diego Museum of Art)
              LOC Allied Irish Bank                                             09/01/30     3.65      2,900,000   VMIG-1
  5,500,000   San Francisco, CA Redevelopment Agency of City & County
              (Filmore Center) - Series A1
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/17     3.50      5,500,000              A1+
  2,000,000   Santa Clara County, CA Hospital Facility RB
              (1985 Valley Medical Center Project) - Series A
              LOC State Street Bank & Trust Company                             08/01/15     3.40      2,000,000   VMIG-1
  1,675,000   Santa Clara County, CA MHRB (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association           02/15/27     3.49      1,675,000              A1+
  1,000,000   Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/10     3.49      1,000,000              A1+
  2,000,000   Southern California Public Power Authority
              (Southern Transmission Project) - Series 2000A
              Insured by FSA                                                    07/01/23     3.34      2,000,000   VMIG-1     A1+
  5,160,000   State Public Works Board of the State of California
              Lease Revenue Refinding Bonds - Putters - Series 1175
              Insured by AMBAC Assurance Corp.                                  07/01/13     3.54      5,160,000              A-1
  2,955,000   Turlock Irrigation District, CA (ROCs II R Trust) - Series 2035
              Insured by MBIA Insurance Corp.                                   01/01/20     3.55      2,955,000              A1+
  1,800,000   Vallejo, CA Housing Authority MHRB
              (Crow Western Project Phase II) - Series 1985C
              LOC Bank of America, N.A.                                         01/01/08     3.58      1,800,000   VMIG-1
-----------                                                                                          -----------
179,971,000   Total Variable Rate Demand Instruments                                                 179,971,000
-----------                                                                                          -----------

Variable Rate Demand Instruments - Private Placements (e) (1.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,725,000   Redevelopment Agency of the City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Comerica Bank                                                 12/01/14     3.63%   $ 1,725,000     P1       A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments - Private Placements (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   680,000   Redevelopment Agency of the City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                        12/01/09     3.63%   $    680,000     P1       A1+
-----------                                                                                          ------------
  2,405,000   Total Variable Rate Demand Instruments - Private Placements                               2,405,000
-----------                                                                                          ------------
              Total Investments (99.24%) (cost $239,314,976+)                                         239,314,976
              Cash and other assets, net of liabilities (0.76%)                                         1,824,791
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $241,139,767
                                                                                                     ============

             +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   BAN    =   Bond Anticipation Note                        LOC    =   Letter of Credit
   COPs   =   Certificates of Participation                 MHRB   =   Multi-Family Housing Revenue Bond
   EDRB   =   Economic Development Revenue Bond             RAN    =   Revenue Anticipation Note
   FGIC   =   Financial Guaranty Insurance Company          RB     =   Revenue Bond
   FSA    =   Financial Security Assurance                  ROCs   =   Reset Option Certificates
   GO     =   General Obligation                            TOCs   =   Tender Option Certificates
   HFFA   =   Health Facility Finance Authority             TOPs   =   Tender Option Puts
   IDRB   =   Industrial Development Revenue Bond           TRAN   =   Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
DECEMBER 31, 2005

================================================================================

--------------------------- ---------------------------- -------------------------------
          States                       Value                     % of Portfolio
--------------------------- ---------------------------- -------------------------------
Alabama                                $2,830,000                      1.18%
California                            198,705,909                     83.03
Louisiana                               6,500,000                      2.72
North Carolina                          2,000,000                      0.83
Puerto Rico                             6,870,000                      2.87
Rhode Island                            3,988,980                      1.67
Tennessee                               1,800,000                      0.75
Texas                                  15,740,087                      6.58
Other Territories                         880,000                      0.37
--------------------------- ---------------------------- -------------------------------
Total                               $ 239,314,976                   100.00%
--------------------------- ---------------------------- -------------------------------


























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

================================================================================

ASSETS:
  Investments in securities, at amortized cost (Note 1)................................      $   239,314,976
  Cash ................................................................................              656,887
  Accrued interest receivable..........................................................            1,265,116
  Prepaid expenses.....................................................................               20,516
  Other receivables....................................................................                   50
                                                                                             ---------------
        Total assets...................................................................          241,257,545
                                                                                             ---------------

LIABILITIES:
  Payable to affiliates*...............................................................               17,626
  Accrued expenses.....................................................................               71,597
  Dividends payable....................................................................               28,555
                                                                                             ---------------
        Total liabilities..............................................................              117,778
                                                                                             ---------------
  Net assets...........................................................................      $   241,139,767
                                                                                             ===============

SOURCE OF NET ASSETS:
  Net capital paid in on shares of capital stock (Note 3)..............................      $   241,377,787
  Accumulated net realized loss........................................................             (313,195)
  Accumulated undistributed net income.................................................               75,175
                                                                                             ---------------
  Net assets...........................................................................      $   241,139,767
                                                                                             ===============
  Net asset value, per share (Note 3):

    Class A shares, ($172,475,523 applicable to 172,645,766 shares outstanding)........             $   1.00
                                                                                                    ========

    Class B shares, ($20,663,262 applicable to 20,683,659 shares outstanding)..........             $   1.00
                                                                                                    ========

    Advantage shares, ($48,000,982 applicable to 48,048,362 shares outstanding)........             $   1.00
                                                                                                    ========


*  Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
DECEMBER 31, 2005

================================================================================

INVESTMENT INCOME

Income:
  Interest.....................................................................      $   5,482,240
                                                                                     -------------
Expenses: (Note 2)
  Investment management fee....................................................            706,506
  Administration fee...........................................................            494,554
  Distribution fee (Advantage shares)..........................................            155,398
  Shareholder servicing fee (Class A shares)...................................            366,000
  Shareholder servicing fee (Advantage shares).................................             86,332
  Custodian expenses...........................................................             15,303
  Shareholder servicing and related shareholder expenses+......................            125,410
  Legal, compliance and filing fees............................................            107,996
  Audit and accounting.........................................................            135,915
  Directors' fees and expenses.................................................             13,832
  Miscellaneous................................................................             16,493
                                                                                     -------------
    Total expenses.............................................................          2,223,739
    Expenses paid indirectly...................................................             (1,262)
    Less: Fees waived..........................................................           (120,028)
                                                                                     -------------
    Net expenses...............................................................          2,102,449
                                                                                     -------------
Net investment income..........................................................          3,379,791


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments...............................................            161,935
                                                                                     -------------
Increase in net assets from operations.........................................      $   3,541,726
                                                                                     =============

+ Includes class specific transfer agency expenses of $73,200 and $10,781 for Class A and Class B shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

================================================================================

                                                                            2005                         2004
                                                                            ----                         ----
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................       $      3,379,791            $         849,157
   Net realized gain on investments...........................                161,935                       36,534
                                                                     ----------------            -----------------
   Increase in net assets from operations.....................              3,541,726                      885,691

Dividends to shareholders from net investment income:*
   Class A shares.............................................             (2,712,728)                    (616,182)
   Class B shares.............................................               (293,680)                    (122,029)
   Advantage shares...........................................               (487,715)                     (92,680)
Capital share transactions (Note 3):
   Class A shares.............................................            (10,340,974)                  19,051,129
   Class B shares.............................................             (3,374,318)                   8,507,796
   Advantage shares...........................................             13,620,324                     (624,110)
                                                                     ----------------            -----------------
   Total increase (decrease)..................................                (47,365)                  26,989,615
Net assets:
   Beginning of year..........................................            241,187,132                  214,197,517
                                                                     ----------------            -----------------
   End of year................................................       $    241,139,767            $     241,187,132
                                                                     ================            =================
   Undistributed net investment income........................       $         75,175            $         189,507
                                                                     ================            =================

* Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares"). The Class A and Advantage shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage shares commenced operations on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

1. Summary of Accounting Policies (Continued)

     e) General -
     Securities  transactions  are  recorded  on a trade date  basis.
     Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to 0.20% of the average daily net assets with respect to the Class A shares and a service fee of 0.25% with respect to the Advantage shares. In addition, the Distributor receives 0.45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended December 31, 2005, the following fees were voluntarily waived by the Distributor:

Distribution fees - Advantage shares......................   $   33,696
Shareholder servicing fees - Advantage shares.............       86,332
                                                             ----------
   Total..................................................   $  120,028
                                                             ==========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $100,486 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the year ended December 31, 2005 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

For the year ended December 31, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:

   Custodian expenses                                       $ 1,193
   Shareholder servicing and related shareholder expenses        69
                                                            -------
       Total                                                $ 1,262
                                                            =======

3. Capital Stock

At December 31, 2005, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
                                                     Ended                              Ended
Class A                                        December 31, 2005                  December 31, 2004
-------                                        -----------------                  -----------------
Sold......................................         684,952,222                        525,436,325
Issued on reinvestment of dividends.......           2,372,175                            555,049
Redeemed..................................        (697,665,371)                      (506,940,245)
                                                 -------------                      -------------
Net increase (decrease)...................         (10,340,974)                        19,051,129
                                                 =============                      =============

Class B
-------
Sold......................................          70,758,992                         70,831,574
Issued on reinvestment of dividends.......             293,437                            121,952
Redeemed..................................         (74,426,747)                       (62,445,730)
                                                 -------------                      -------------
Net increase (decrease)...................          (3,374,318)                         8,507,796
                                                 =============                      =============

Advantage Shares
----------------
Sold......................................         102,151,026                         87,008,995
Issued on reinvestment of dividends.......             486,664                             92,489
Redeemed..................................         (89,017,366)                       (87,725,594)
                                                 -------------                      -------------
Net increase (decrease)...................          13,620,324                           (624,110)
                                                 =============                      =============

4. Tax Information

The tax character of all distributions paid during the years ended December 31, 2005 and 2004 were tax-exempt income.

During the year ended December 31, 2005, the Fund utilized $161,395 of its carried forward capital losses.

At December 31, 2005, the Fund had for federal income tax purposes, capital losses of $313,195, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2005, the undistributed tax-exempt income for income tax purposes amounted to $75,175.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 74% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.


6. Financial Highlights

                                                                               Year Ended
                                                                              December 31,
                                                     ------------------------------------------------------------
Class A
-------
                                                       2005         2004         2003         2002         2001
                                                     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................        0.015        0.003        0.002        0.005        0.016
    Net realized and unrealized gain (loss)
      on investments...........................        0.000        0.000        0.000        0.000        0.000
                                                     --------     --------     --------     --------     --------
    Total from investment operations...........        0.015        0.003        0.002        0.005        0.016
Less distributions from:
    Dividends from net investment income.......       (0.015)      (0.003)      (0.002)      (0.005)      (0.016)
    Net realized gains on investments..........       ( --  )      ( --  )      ( --  )      ( --  )      ( --  )
                                                     --------     --------     --------     --------     --------
    Total Distributions........................       (0.015)      (0.003)      (0.002)      (0.005)      (0.016)
                                                     --------     --------     --------     --------     --------
Net asset value, end of year...................      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     ========     ========     ========     ========     ========
Total Return...................................        1.50%        0.33%        0.17%        0.55%        1.57%
Ratios/Supplemental Data
Net assets, end of year (000)..................      $ 172,476    $ 182,770    $ 163,675    $ 161,935    $ 184,975
Ratios to average net assets:
  Expenses, net of fees waived (a).............        0.89%        0.88%        0.84%        0.86%        0.79%
  Net investment income........................        1.44%        0.35%        0.19%        0.57%        1.60%
  Management and administration fees waived....         --          0.02%        0.04%        0.14%        0.04%
  Shareholder servicing fees waived............         --          0.00%        0.02%         --           --
  Expenses paid indirectly.....................        0.00%        0.00%        0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)

                                                                               Year Ended
                                                                              December 31,
                                                     ------------------------------------------------------------
Class B
-------
                                                       2005         2004         2003         2002         2001
                                                     --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................        0.017        0.005        0.004        0.008        0.018
    Net realized and unrealized gain (loss)
      on investments...........................        0.000        0.000        0.000        0.000        0.000
                                                     --------     --------     --------     --------     --------
    Total from investment operations...........        0.017        0.005        0.004        0.008        0.018
Less distributions from:
    Dividends from net investment income.......       (0.017)      (0.005)      (0.004)      (0.008)      (0.018)
    Net realized gains on investments..........       ( --  )      ( --  )      ( --  )      ( --  )      ( --  )
                                                     --------     --------     --------     --------     --------
    Total Distributions........................       (0.017)      (0.005)      (0.004)      (0.008)      (0.018)
                                                     --------     --------     --------     --------     --------
Net asset value, end of year...................      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     ========     ========     ========     ========     ========
Total Return...................................        1.68%        0.52%        0.39%        0.77%        1.79%
Ratios/Supplemental Data
Net assets, end of year (000)..................      $ 20,663     $ 24,030     $ 15,526     $ 24,778     $ 19,729
Ratios to average net assets:
  Expenses, net of fees waived (a).............        0.71%        0.69%        0.63%        0.64%        0.58%
  Net investment income........................        1.58%        0.58%        0.39%        0.78%        1.92%
  Management and administration fees waived....         --          0.02%        0.04%        0.14%        0.04%
  Expenses paid indirectly.....................        0.00%        0.00%        0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights (Continued)

                                                                Year Ended
                                                               December 31,                  November 22, 2002
Advantage Shares                                   ----------------------------------- (Commencement of Offering) to
----------------                                     2005         2004         2003          December 31, 2002
                                                   ---------    ---------    ---------       -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00      $  1.00      $  1.00            $  1.00
                                                   ---------    ---------    ---------          ---------
Income from investment operations:
    Net investment income......................       0.014        0.003        0.002              0.000
    Net realized and unrealized gain (loss)
       on investments..........................       0.000        0.000        0.000              0.000
                                                   ---------    ---------    ---------          ---------
   Total from investment operations............       0.014        0.003        0.002              0.000
Less distributions:
    Dividends from net investment income.......      (0.014)      (0.003)      (0.002)            (0.000)
    Net realized gains on investments..........      ( --  )      ( --  )      ( --  )            ( --  )
                                                   ---------    ---------    ---------          ---------
   Total Distributions.........................      (0.014)      (0.003)      (0.002)            (0.000)
                                                   ---------    ---------    ---------          ---------
Net asset value, end of period.................    $  1.00      $  1.00      $  1.00            $  1.00
                                                   =========    =========    =========          =========
Total Return...................................       1.38%        0.31%        0.17%              0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $  48,001    $  34,387    $  34,997          $  49,822
Ratios to average net assets:
  Expenses, net of fees waived (b).............       1.00%        0.90%        0.84%              0.84%(c)
  Net investment income........................       1.34%        0.31%        0.19%              0.50%(c)
  Management and administration fees waived....        --          0.02%        0.04%              0.14%(c)
  Shareholder servicing and distribution fees waived  0.35%        0.43%        0.46%              0.44%(c)
  Expenses paid indirectly.....................       0.00%        0.00%        0.00%              0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================





To The Board of Directors and Shareholders of
California Daily Tax Free Income Fund, Inc.



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 21, 2006









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

================================================================================

Information about the Investment Management Contract

California Daily Tax Free Income Fund, Inc.

In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various peer group categories for the one-, three- and five-year periods ended May 31, 2005. The peer group categories included: (i) an asset-based peer group of California tax free money market funds (i.e., other California tax free funds that are similar in asset size to the Fund); and (ii) a competitors class peer group for certain classes of the Fund, representing other California tax free funds that are considered to be competitors of the Fund with similar distribution channels (the "competitors peer group"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (CONTINUED)

================================================================================

Information about the Investment Management Contract (continued)

     2) The performance of the Fund and the Manager. (continued)

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's combined fees (management and administrative) were reasonable when compared to the combined fees of the asset-based and competitors' peer groups. The Board further observed that the total expense ratio of each class of the Fund was satisfactory when compared to the expense ratio of the funds in the competitors' peer groups. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2004. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Information about the Investment Management Contract (continued)

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                              Directors and Officers Information
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,   Director      Since 1987     Professor Emeritus of Business            Director/Trustee           N/A
Age 74                                              Administration in the Graduate School     of eleven
                                                    of Management, Rutgers University with    portfolios
                                                    which he has been associated with since
                                                    1966.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Robert Straniere,      Director      Since 1987     Owner, Straniere Law Firm since 1980,     Director/Trustee        WPG Funds
Esq., Age 64                                        NYS Assemblyman from 1981 to 2004         of eleven                 Group
                                                    and counsel at Fisher, Fisher & Berger    portfolios
                                                    since 1995.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dr. Yung Wong,         Director      Since 1987     Managing Director of Abacus Associates    Director/Trustee           N/A
Age 67                                              an investment firm, of since 1966.        eleven portfolios
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,       President      Since 1994     Manager and President of Reich & Tang     Director/Trustee          None
Age 52                   and                        Asset Management, LLC ("RTAM, LLC"), a    and/or Officer of
                      Director(4)                   registered Investment Advisor and         sixteen portfolios
                                                    President of the Mutual Funds Division
                                                    of RTAM, LLC.  Associated with RTAM,
                                                    LLC since 1994.  Mr. Duff is also
                                                    President and Director/Trustee of eight
                                                    other funds in the Reich & Tang Fund
                                                    Complex, Director of Pax World Money
                                                    Market Fund, Inc., Principal Executive
                                                    Officer of Delafield Fund, Inc. and
                                                    President and Chief Executive Officer
                                                    of Tax Exempt Proceeds Fund, Inc.  Mr.
                                                    Duff also serves as a Director of Reich
                                                    & Tang Services, Inc. and Reich & Tang
                                                    Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                       Directors and Officers Information (continued)
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued):
---------------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,      Vice         Since 2005      Executive Vice President and CFO of             N/A                N/A
Age 49                 President                      RTAM, LLC.  Associated with RTAM, LLC
                                                      since 1990.  Mr. De Sanctis is Vice
                                                      President of ten other funds in the
                                                      Reich & Tang Fund Complex, Vice
                                                      President and Assistant Secretary of
                                                      Cortland Trust, Inc. and serves as
                                                      Executive Vice President and Chief
                                                      Financial Officer of Reich & Tang
                                                      Services, Inc. and Reich & Tang
                                                      Distributors, Inc.  Prior to December
                                                      2004, Mr. De Sanctis was Treasurer
                                                      and Assistant Secretary of eleven
                                                      funds in the Reich & Tang Fund Complex
                                                      and Vice President, Treasurer and
                                                      Assistant Secretary of Cortland Trust,
                                                      Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Molly Flewharty,         Vice         Since 1987     Senior Vice President of RTAM, LLC.              N/A                N/A
Age 54                 President                     Associated with RTAM, LLC since 1977.
                                                     Ms. Flewharty is also Vice President
                                                     of eleven other funds in the Reich &
                                                     Tang Fund Complex.  Ms. Flewharty also
                                                     serves as Senior Vice President of
                                                     Reich & Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Rosanne Holtzer,         Chief        Since 2004     Senior Vice President, Compliance                N/A                N/A
Age 41                Compliance                     Officer and Assistant Secretary of
                        Officer                      RTAM, LLC.  Associated with RTAM, LLC
                                                     since 1986.  Ms. Holtzer is also Chief
                       Secretary      Since 2001     Compliance Officer, Secretary and
                                                     Assistant Treasurer of eleven other
                       Assistant      Since 1998     funds in the Reich & Tang Fund Complex.
                       Treasurer                     Ms. Holtzer also serves as Senior Vice
                                                     President, Assistant Secretary &
                                                     Compliance Officer of Reich & Tang
                                                     Distributors, Inc. and Senior Vice
                                                     President, Assistant Secretary & Chief
                                                     Compliance Officer of Reich & Tang
                                                     Services, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                       Directors and Officers Information (continued)
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued):
---------------------------------------------------------------------------------------------------------------------------------
Michael Lydon,           Vice         Since 2005    Executive Vice President and Chief                N/A                N/A
Age 42                 President                    Operations Officer of RTAM, LLC.
                                                    Associated with RTAM, LLC since January
                                                    2005.  Mr. Lydon was Vice President at
                                                    Automatic Data Processing from July
                                                    2000 to December 2004.  Prior to July
                                                    2000, Mr. Lydon was Executive Vice
                                                    President and Chief Information Officer
                                                    of RTAM, LLC.  Mr. Lydon is also Vice
                                                    President of eleven other funds in the
                                                    Reich & Tang Fund Complex.  Mr. Lydon
                                                    also serves as Executive Vice President
                                                    and Chief Operations Officer for Reich &
                                                    Tang Distributors, Inc.and Reich & Tang
                                                    Services, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
Dana E. Messina,         Vice         Since 1987    Executive Vice President of RTAM, LLC.            N/A                N/A
Age 49                 President                    Associated with RTAM, LLC since 1980.
                                                    Ms. Messina is also Vice President of
                                                    Messina is also Vice President
                                                    eight other funds in the Reich & Tang
                                                    Fund Complex.  Ms. Messina also serves
                                                    as Executive Vice President of Reich &
                                                    Tang Distributors, Inc.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------







--------------------------------------------------------------------------------

                                       Directors and Officers Information (continued)
                                                     December 31, 2005(1)
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------
 Name, Address(2),    Position(s)  Term of Office            Principal Occupation(s)               Number of            Other
      and Age         Held with     and Lenth of                  During Past                    Portfolios in      Directorships
                         Fund      Time Served (3)                 5 Years                       Fund Complex          held by
                                                                                              Overseen by Director     Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (continued):
---------------------------------------------------------------------------------------------------------------------------------
Anthony Pace,          Treasurer      Since 2004    Vice President of RTAM, LLC since                  N/A              N/A
Age 40                    and                       September 2004.  Mr. Pace was a
                       Assistant                    Director of a Client Service Group at
                       Secretary                    GlobeOp Financial Services, Inc. from
                                                    May 2002 to August 2004 and Controller/
                                                    Director of Mutual Fund Administration
                                                    for Smith Barney Funds Management LLC
                                                    and Salomon Brothers Asset Management
                                                    Inc. from 1998 to May 2002.  Mr. Pace
                                                    is also Treasurer and Assistant
                                                    Secretary of eleven other funds in the
                                                    Reich & Tang Fund Complex.
--------------------  -----------  ---------------  ---------------------------------------  ---------------------  -------------

1 The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the "Fund") directors/ officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

   California Daily Tax Free Income Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020


   Manager
        Reich & Tang Asset Management, LLC
        600 Fifth Avenue
        New York, New York 10020


   Custodian
        The Bank of New York
        101 Barclay Street, 13th Floor
        New York, New York 10286


   Transfer Agent &
      Dividend Disbursing Agent
        Reich & Tang Services, Inc.
        600 Fifth Avenue
        New York, New York 10020





   CA12/05A

CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.










                                    Annual Report
                                  December 31, 2005

Item 2: Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4: Principal Accountant Fees and Services


                                    FYE 12/31/2005                     FYE 12/31/2004

4(a)     Audit Fees                 $23,400                               $22,700
4(b)     Audit Related Fees         $     0                               $     0
4(c)     Tax Fees                   $ 3,465                               $ 3,150
4(d)     All Other Fees             $     0                               $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2005. $3,150 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2004.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:  Audit Committee of Listed Registrants

Not applicable.

Item 6:  Schedule of Investments

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by closed-end Management Investment Company and Affiliated Purchases

Not applicable.

Item 9:  Submission of Matters to a Vote of Security Holder

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.


 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 6, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer

Date: March 6, 2006

* Print the name and title of each signing officer under his or her signature.